Stock Incentive Plan - Summary of Weighted-Average Assumptions (Details) - Stock Incentive Plan [Member] - Incentive Stock Options Restricted Stock Options And Other Equity Securities [Member]	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected volatility	55.00%	55.00%	55.00%	50.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected option term (in years)	2 years	2 years	2 years	2 years
Risk-free interest rate	0.14%	0.23%	0.23%	2.27%